Taxes recoverable	12 Months Ended
Jun. 30, 2023
Tax Assets [Abstract]
Taxes recoverable	Taxes recoverable

	2023	2022

State VAT (“ICMS”) (i)	78,805	63,671
Brazilian federal contributions (ii)	239,815	59,975
Colombian federal contributions	21,284	21,016

Total	339,904	144,662

Current	57,001	93,725
Non-current	282,903	50,937
(i)Refers to the Brazilian value-added tax on sales and services. The Group’s ICMS relates mainly to the purchase of inputs and the Group has the benefit of a reduced ICMS tax rate.
(ii)Includes: a) credits arising from the Brazilian government’s taxes charged for the social integration program (PIS) and the social security program (COFINS), and Brazilian corporate income tax and social contributions. These credits, which are recognized as current assets, will be used by the Group to offset other Federal taxes; b) withholding and overpaid taxes which can be used to settle overdue or future payable federal taxes; c) withholding income tax on cash equivalents which can be used to offset taxes owed at the end of the calendar year, in case of taxable profit, or are carried forward in case of tax loss; and
Income tax Benefits arising from ICMS deduction
During 2022/2023 the Group obtained the benefit of deducting the ICMS benefit explained in item (i) in the income tax calculation. This was applied for the current year tax calculation and for the prior years and generated an income tax credit recorded in the year ended June 30, 2023 in the amount of R$244,717, recorded under “Brazilian federal contributions”.
In accordance with Article 30 of Law No. 12,973/2014, the amount of ICMS benefits must be allocated to the fiscal incentive reserve category when there is sufficient profit in each subsidiary. Additionally, under the same law, these tax benefits must be included in the calculation base for Corporate Income Tax (IRPJ) and Social Contribution on Net Profits (CSLL) when dividends are distributed or capital is refunded to the shareholders of the subsidiaries.
As of June 30, 2023, the amount of fiscal incentive reserve in the subsidiaries is R$358,834 and the balance of the fiscal benefit not yet allocated due to insufficient profits for this allocation stands at R$680,396. The Group has no intention to